Construction in progress (Tables)	12 Months Ended
Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Schedule of construction in progress

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690
Additions from acquisition (note 19)	-	-	-	34,772	34,772
Dispositions	(19)	(50)	-	(79)	(148)
Foreign currency impact	-	-	-	(2)	(2)
Balance, June 30, 2025	$-	$7	$36	$38,269	38,312

Accumulated depreciation:
Balance, June 30, 2024	$16	$45	$4	$170	$235
Dispositions	(16)	(39)	-	-	(55)
Depreciation	-	1	6	2,781	2,788
Impairment (note 25)	-	-	-	837	837
Foreign currency impact	-	-	-	-	-
Balance, June 30, 2025	$-	$7	$10	3,788	3,805
Net Book Value- June 30, 2025	$-	$-	$26	$34,481	$34,507

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2023	$19	$50	$-	$937	$1,006
Additions from acquisition (note 19)	-	-	-	3,100	3,100
Additions	-	7	36	-	43
Reclassification to tax equity asset (note 17)	-	-	-	(475)	(475)
Foreign currency impact	-	-	-	16	16
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690

Accumulated depreciation:
Balance, June 30, 2023	$14	$43	$-	$-	$57
Depreciation	2	2	4	170	178
Balance, June 30, 2024	$16	$45	$4	$170	$235
Net Book Value- June 30, 2024	$3	$12	$32	$3,408	$3,455

Construction in progress [member]
IfrsStatementLineItems [Line Items]
Schedule of construction in progress

Construction in progress represents costs incurred on IPP projects and BESS projects under construction. Once the projects are completed and placed into service, the projects are reclassified to property, plant and equipment and the accumulated costs are depreciated over the useful lives of the related assets. Detail of costs as at June 30, 2025 and 2024 are as follows:

	IPP facilities	Battery energy storage systems	Electric vehicle charging stations	Total

Balance, June 30, 2024	$8,909	$-	$-	$8,909
Additions, from acquisition (note 19)	-	10,020	542	10,562
Additions	568	15,520	-	16,088
Impairment (note 25)	-	(3,908)	-	(3,908)
Foreign currency impact	(29)	-	-	(29)
Balance, June 30, 2025	$9,448	$21,632	$542	31,622

Balance, June 30, 2023	$1,106	$-	$-	$1,106
Additions	7,688	-	-	7,688
Foreign currency impact	115	-	-	115
Balance, June 30, 2024	$8,909	$-	$-	$8,909